Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement dated June 24, 2021to the Thrivent Core Funds Prospectus and Statement of Additional Information, each dated February 28, 2021Shareholders of Thrivent Core Emerging Markets Equity Fund (the “Fund”) recently approved a reclassification of the diversification status of the Fund from diversified to non-diversified within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). This change is effective immediately. The prospectus and Statement of Additional Information (“SAI”) are amended as described below.Prospectus1.The following sentence is added to the first paragraph under the heading “Principal Strategies” for the Fund in the “Summary Section”:As a non-diversified fund under the Investment Company Act of 1940 (the “1940 Act”), the Fund focuses its investments in the securities of a relatively few number of issuers.2.Non-Diversified Risk is added to the “Principal Risks” for the Fund in the “Summary Section”:Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Thrivent Core Emerging Markets Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement dated June 24, 2021to the Thrivent Core Funds Prospectus and Statement of Additional Information, each dated February 28, 2021Shareholders of Thrivent Core Emerging Markets Equity Fund (the “Fund”) recently approved a reclassification of the diversification status of the Fund from diversified to non-diversified within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). This change is effective immediately. The prospectus and Statement of Additional Information (“SAI”) are amended as described below.Prospectus1.The following sentence is added to the first paragraph under the heading “Principal Strategies” for the Fund in the “Summary Section”:As a non-diversified fund under the Investment Company Act of 1940 (the “1940 Act”), the Fund focuses its investments in the securities of a relatively few number of issuers.2.Non-Diversified Risk is added to the “Principal Risks” for the Fund in the “Summary Section”:Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.